Cryptocurrencies (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cryptocurrencies [Line Items]
Realized gain on disposal of cryptocurrencies	¥ 44,101,822